Related Parties Transactions And Balances	12 Months Ended
Dec. 31, 2012
Related Parties Transactions And Balances [Abstract]
Related Parties Transactions And Balances

Note 26 -                 RELATED PARTIES TRANSACTIONS AND BALANCES

Transactions:	Year ended December 31,
	2012	2011	2010
Income -
Sales to affiliated companies (*)	$98,884	$53,490	$33,124
Participation in expenses	$-	$3,923	$3,955

Cost and expenses -
Supplies from affiliated companies (**)	$10,908	$44,840	$57,339

Balances:	December 31,
	2012	2011
Trade receivables and other receivables (*)	$24,121	$21,696
Trade payables and advances(**)	$18,475	$17,767

The purchases from related parties are made at arm's length. The sales to the Company's related parties in respect of U.S. government defense contracts are made on the basis of cost.

(*)	The significant sales and balances include sales of helmet mounted cueing systems purchased from the Company by VSI.
(**)	Includes electro-optics components and sensors, purchased by the Company from SCD, and electro-optics products, purchased by the Company from Opgal.